Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 6,374,017	$ 6,208,863
Fair Value Assets	138,548	83,123
Fair Value Liabilities	218,733	168,245
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,047,494	2,341,607
Fair Value Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,047,494	2,341,607
Fair Value Assets	41,517	27,020
Fair Value Liabilities	104,109	57,554
Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
Fair Value Hedges [Member] | Currency Swap Contract [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
Fair Value Assets		21,415
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,047,494	2,253,697
Fair Value Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,047,494	2,253,697
Fair Value Assets	41,517	5,605
Fair Value Liabilities	104,109	57,554
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,032,759	3,666,106
Cash Flow Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,032,759	3,666,106
Fair Value Assets	68,383	56,014
Fair Value Liabilities	112,096	90,647
Cash Flow Hedges [Member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,655,510	3,092,490
Cash Flow Hedges [Member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,655,510	3,092,490
Fair Value Assets	23,764	52,833
Fair Value Liabilities	107,423	90,431
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	107,200	20,931
Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	107,200	20,931
Fair Value Assets	8,865
Fair Value Liabilities	421	151
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,270,049	552,685
Cash Flow Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,270,049	552,685
Fair Value Assets	35,754	3,181
Fair Value Liabilities	4,252	65
Hedges of net investment in foreign operations [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	293,764	201,150
Fair Value Assets	28,648	89
Fair Value Liabilities	2,528	20,044
Hedges of net investment in foreign operations [member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	293,764	201,150
Fair Value Assets	28,648	89
Fair Value Liabilities	2,528	20,044
Up to one month [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	164,505	689,998
Up to one month [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
Up to one month [member] | Fair Value Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
Up to one month [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
Up to one month [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
Up to one month [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		610,478
Up to one month [member] | Cash Flow Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		610,478
Up to one month [member] | Cash Flow Hedges [Member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		598,478
Up to one month [member] | Cash Flow Hedges [Member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		598,478
Up to one month [member] | Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		12,000
Up to one month [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		12,000
Up to one month [member] | Hedges of net investment in foreign operations [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	135,908	59,541
Up to one month [member] | Hedges of net investment in foreign operations [member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	135,908	59,541
1 month to 3 months [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,027,841	1,300,022
1 month to 3 months [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
1 month to 3 months [member] | Fair Value Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
1 month to 3 months [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
1 month to 3 months [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
1 month to 3 months [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	867,596	1,204,559
1 month to 3 months [member] | Cash Flow Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	867,596	1,204,559
1 month to 3 months [member] | Cash Flow Hedges [Member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	867,596	1,201,559
1 month to 3 months [member] | Cash Flow Hedges [Member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	867,596	1,201,559
1 month to 3 months [member] | Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		3,000
1 month to 3 months [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		3,000
1 month to 3 months [member] | Hedges of net investment in foreign operations [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	124,929	95,463
1 month to 3 months [member] | Hedges of net investment in foreign operations [member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	124,929	95,463
3 months to 1 year [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,768,486	1,005,984
3 months to 1 year [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	353,501
3 months to 1 year [member] | Fair Value Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	353,501
3 months to 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
3 months to 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		87,910
3 months to 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	265,591
3 months to 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	265,591
3 months to 1 year [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,374,656	606,337
3 months to 1 year [member] | Cash Flow Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,374,656	606,337
3 months to 1 year [member] | Cash Flow Hedges [Member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	787,914	601,337
3 months to 1 year [member] | Cash Flow Hedges [Member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	787,914	601,337
3 months to 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	58,643
3 months to 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	58,643
3 months to 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	528,099	5,000
3 months to 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	528,099	5,000
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	32,927	46,146
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	32,927	46,146
1 - 3 years [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,109,111	1,601,044
1 - 3 years [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
1 - 3 years [member] | Fair Value Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
1 - 3 years [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
1 - 3 years [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
1 - 3 years [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	541,700	1,244,732
1 - 3 years [member] | Cash Flow Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	541,700	1,244,732
1 - 3 years [member] | Cash Flow Hedges [Member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		691,116
1 - 3 years [member] | Cash Flow Hedges [Member] | Currency forwards [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		691,116
1 - 3 years [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		20,931
1 - 3 years [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		20,931
1 - 3 years [member] | Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	541,700	532,685
1 - 3 years [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	541,700	532,685
3 - 5 years [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	793,286	501,158
3 - 5 years [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
3 - 5 years [member] | Fair Value Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
3 - 5 years [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
3 - 5 years [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
3 - 5 years [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	200,250
3 - 5 years [member] | Cash Flow Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	200,250
3 - 5 years [member] | Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	200,250
3 - 5 years [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	200,250
More than 5 years [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,510,788	1,110,657
More than 5 years [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	1,110,657
More than 5 years [member] | Fair Value Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	1,110,657
More than 5 years [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	1,110,657
More than 5 years [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	$ 1,110,657
More than 5 years [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
More than 5 years [member] | Cash Flow Hedges [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
More than 5 years [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
More than 5 years [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 48,557